Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation

The accompanying unaudited interim consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The unaudited interim consolidated financial statements do not include all footnote disclosures required for complete annual consolidated financial statements. Accordingly, these unaudited interim consolidated financial statements should be read together with the Company’s audited consolidated financial statements and notes contained in the Form 20-F for the fiscal year ended December 31, 2025.

(b) Significant Accounting Judgements, Estimates and Critical Policies

Accounting policies applied in the unaudited interim consolidated financial statements are consistent with those disclosed in the Company’s December 31 2025 Form 20-F, with no new accounting-policy adoptions during the six-month interim period.

The preparation of the unaudited interim consolidated financial statements in accordance with U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the unaudited interim consolidated financial statements and accompanying notes.

In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Actual results could differ from those estimates, and as such, differences may be material to the unaudited interim consolidated financial statements.